Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts			$ 578,188		$ 606,043	$ 113,599
Accounts receivable, net	$ 540,000		540,000		540,000
Bad debt expense	2,415	$ 34,765	954	$ 42,118	188,548	15,615
Provision for inventory losses				400,787	$ 400,787	163,800
Income taxes, description			In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.		In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.
Unvested RSU’s considered potentially dilutive securities outstanding (in Shares)			2,185,000		2,453,172
Provision for inventory loss			$ 0	400,787
Fair value measurements, description			Management additionally evaluated the facts and circumstances to determine whether the principal balance of the Notes ($4.9 million and $250K) approximated their fair value. The Notes were issued entirely to unrelated third parties which were deemed to be arm’s length transactions. In addition, the comparable interest rates for loans of similar companies as of the date of the Note issuances range from 10-15% given the liquidity concerns of the Company. The term of the Notes issued range from 8-15 months, which would support the conclusion that the principal balance approximates their fair value given the short-term maturities of each Note.
CMI Transaction [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Right-of-use assets and corresponding liability	1,411,461		$ 1,411,461
Variable Interest Entity, Primary Beneficiary [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable, net	38,188		38,188		$ 66,043
Bad debt expense	$ 2,415	$ (1,235)	$ 954	$ 2,118
CMI Transaction [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Right-of-use assets and corresponding liability					1,411,461
Variable Interest Entity, Primary Beneficiary [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable, net					66,043	113,599
Bad debt expense					$ 4,548	$ 15,615